U.S. Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type:



  1. Name and address of issuer:      WRL Series Fund, Inc.
                                      201 Highland Avenue
                                      Largo, FL  33770

  2. Name of each series or class of funds for which this notice is filed:

                                      WRL Series Fund

  3. Investment Company Act File Number:

                                      811-4419

     Securities Act File Number:      33-507


  4. Last day of fiscal year for which this notice is filed: December 31, 1996


  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      N/A

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      N/A

  9. Number and aggregate sale price of securities sold during the fiscal year:

                  (see attached page 1)

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  (see attached page 1)

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                      N/A

 12. Calculation of registration fee:


     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):                           $      12,976,294
                                                                                   -----------------

    (ii)  Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
          applicable):                                                             +               0
                                                                                   -----------------

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):                                                    -       2,082,655
                                                                                   -----------------

    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                                   +               0
                                                                                   -----------------
    (v)   Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line
          (iii), plus line (iv)) (if applicable):                                         10,893,639
                                                                                   -----------------
    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
          other applicable law or regulation (see Instruction C.6):                x          1/3300
                                                                                   -----------------
    (vii) Fee due (line (i) or line (v) multiplied by line (vi)):                  $        3,301.10
                                                                                   -----------------


Instruction:    Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/96


                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By:                       /s/ ALLAN J. HAMILTON
                               ----------------------
                               Name:
                               ----------------------
                               Treasurer
                               Title:

     Date:   2/25/97
             -------

                     U.S. Securities and Exchange Commission
                                   FORM 24F-2

WRL SERIES FUND, INC.
Attachment - page 1


#9 & #10                                           SHARES SOLD
                                            NUMBER            AGGREGATE PRICE
                                            ------            ---------------


Money Market Portfolio                   1,960,906.500        $     1,960,907

Bond Portfolio                              59,487.673                644,215

Growth Portfolio                            77,497.702              2,664,875

Short-To-Intermediate Government             8,379.008                 87,144

Global Portfolio                           127,632.283              2,239,199

Equity-Income Portfolio                     74,477.799              1,004,582

Emerging Growth Portfolio                   67,762.812              1,197,806

Aggressive Growth Portfolio                126,986.716              1,726,181

Balanced Portfolio                          48,703.051                525,677

Utility Portfolio                           16,519.030                189,536

Tactical Asset Allocation Portfolio         59,781.706                736,172
                                         -------------        ---------------
                                         2,628,134.279        $    12,976,294
                                         =============        ===============

                                 WRL LETTERHEAD



                                                           February 21, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        RE:  Offering of Shares of Common Stock of
             WRL Series Fund, Inc.

Gentlemen:


        In my capacity as Vice President and Assistant Secretary, I have acted as counsel for WRL Series Fund, Inc. (the "Fund") in connection with assisting in the preparation and filing with the Securities and Exchange Commission of a Registration Statement on Form N-1A under the Securities Act of 1933, and amendments thereto, with respect to the offer and sale of shares of common stock (par value $.01) of the Fund, including the "Rule 24f-2 Notice" for the fiscal year ended December 31, 1996, registering 2,628,134.279 of such shares pursuant to such Registration Statement, as amended, in accordance with Rule 24f-2 under the Investment Company Act of 1940.

        I have examined the Fund's Articles of Incorporation and Bylaws, as amended; the proceedings of its Board of Directors relating to the authorization, issuance, and proposed sale of the shares; and such other records and documents as I deemed relevant. Based upon such examination, it is my opinion that upon the issuance and sale of the 2,628,134.279 shares of common stock of the Fund (1,960,906.500 shares of Money Market Portfolio, 59,487.673 shares of the Bond Portfolio, 77,497.702 shares of the Growth Portfolio, 8,379.008 shares of the Short-to-Intermediate Government Portfolio, 127,632.283 shares of the Global Portfolio, 74,477.799 shares of the Equity-Income Portfolio, 67,762.812 shares of the Emerging Growth Portfolio, 126,986.716 shares of the Aggressive Growth Portfolio, 48,703.051 shares of the Balanced Portfolio, 16,519.030 shares of the Utility Portfolio and 59,781.706 shares of the Tactical Asset Allocation Portfolio) in the manner contemplated by the aforesaid Registration Statement, as amended, such shares were validly issued, fully paid and non-assessable outstanding shares of common stock of the Fund.


                                                         Very truly yours,


                                                         /s/ THOMAS E. PIERPAN
                                                         ---------------------
                                                         Thomas E. Pierpan
                                                         Vice President and
                                                         Assistant Secretary